EMPLOYEE COMPENSATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Employee Benefits [Abstract]
Salaries and other short-term employee benefits	$ 1,071.2	$ 908.2
Share-based payments, net of equity swap	46.7	46.9
Post-employment benefits – defined benefit plans	38.4	31.1
Post-employment benefits – defined contribution plans	17.2	12.8
Termination benefits	4.3	5.6
Total employee compensation expense	$ 1,177.8	$ 1,004.6